GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Future Amortization Expense (Details) $ in Millions	Jan. 02, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 25.1
2022	24.0
2023	23.0
2024	21.2
2025	$ 20.4